Share Capital - Summarizes Activity Related to RSUs (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares	0	799,767
Number of options, Outstanding | shares	1,664,367	1,927,925
Number of options, Unvested | shares	(483,882)
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 5.9
Weighted average exercise price, Granted | $ / shares	0	1.2
Weighted average exercise price outstanding, Ending balance | $ / shares	5.32	$ 5.69
Weighted average exercise price, Unvested | $ / shares	$ 1.29
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares	46,000	0
Number of options, Granted | shares	1,209,335	46,000
Number of options, Exercised | shares	3,194
Number of options, Outstanding | shares	1,252,141	46,000
Number of options, Unvested | shares	(1,246,011)
Number of Share Options Vested and Outstanding | shares	6,130
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.42	$ 0
Weighted average exercise price, Granted | $ / shares	2.59	0.42
Weighted average exercise price, Exercised | $ / shares	0.42
Weighted average exercise price outstanding, Ending balance | $ / shares	2.51	$ 0.42
Weighted average exercise price, Unvested | $ / shares	2.52
Weighted average exercise price, Vested and outstanding | $ / shares	$ 2.09